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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001

Check here if Amendment  [   ]; Amendment Number:
         This Amendment (Check only one):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Corporation
Address:          375 Park Avenue
                  New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President, Controller, Treasurer and Assistant Secretary
Phone:   212-752-1356

Signature, Place, and Date of Signing:

/s/Peter R. Sismondo              New York, NY                     May 9, 2001
--------------------------------------------------------------------------------
   [Signature]                    [City, State]                      [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         6
Form 13F Information Table Value Total:   $607,436
                                         (thousands)

List of Other Included Managers:
         No.  Form 13F File Number           Name

         2                         Alleghany Insurance Holdings LLC


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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR THE ALLEGHANY CORPORATION
AS OF 03/31/2001


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             COLUMN 1 & 2                  COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6       COLUMN 7     COLUMN 8
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                                                                                           INVESTMENT                   VOTING
 NAME OF ISSUER AND TITLE OF CLASS          CUSIP     MARKET      SHRS OR    SH/  PUT/     DISCRETION      MANAGER     AUTHORITY
                                                       VALUE      PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER           SOLE  SHRD  NONE
                                                      (X 1000)                          (A)   (B)    (C)            (A)   (B)    (C)
ARCH COAL                                 039380100     26,982      900,000  SH                X               02          X
BURLINGTON NORTHERN SANTA FE CORP         12189T104    463,272   15,249,242  SH          X                     01    X
BURLINGTON NORTHERN SANTA FE CORP         12189T104     82,026    2,700,000  SH                X               02          X
HOMESTAKE MINING CO                       437614100      1,578      300,000  SH          X                     01    X
OHIO CASUALTY CORP                        677240103     18,004    1,914,000  SH                X               02          X
SAFECO CORP                               786429100     15,574      552,500  SH                X               02          X

GRAND TOTAL                                            607,436   21,615,742
